Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 03, 2021	Jun. 17, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock
Payment of preferred dividends			$ 3,400	$ 3,285	$ 792
Preferred stock dividend accrued			600	600
Total investment			9,300
Element 1 Corp.
Preferred Stock
Total investment		$ 9,300	$ 9,300
Cumulative Series A redeemable Preferred Stock
Preferred Stock
Preferred stock issued	15,000	25,000
Liquidation preference per share			$ 1,000.00
Divided rate			8.50%
Dividends			$ 0
Profit interests on distributions			20.00%
Cumulative Series A redeemable Preferred Stock | Other noncurrent liabilities
Preferred Stock
Profit interests distribution liability			$ 1,000	$ 1,000
Cumulative Series A redeemable Preferred Stock | Third anniversary
Preferred Stock
Redemption price (as a percent)			103.00%
Cumulative Series A redeemable Preferred Stock | Fourth anniversary
Preferred Stock
Redemption price (as a percent)			102.00%
Cumulative Series A redeemable Preferred Stock | Fifth anniversary
Preferred Stock
Redemption price (as a percent)			100.00%